Equity - Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 27,777,169
Retirement of treasury stock		₩ (25)
Dividends to hybrid bonds	(116,388)	(85,327)	₩ (61,993)
Interim dividends	(299,082)
Net income	4,112,628	3,498,076	3,642,384
Unappropriated retained earnings		6,290,204
Unappropriated retained earnings to be carried over to subsequent year	30,541,300	27,777,169
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year	5,355,358	5,251,413
Retirement of treasury stock	0	(150,325)
Dividends to hybrid bonds	(116,388)	(85,327)
Interim dividends	(299,082)
Net income	1,413,956	1,274,443	1,129,173
Unappropriated retained earnings	6,353,844
Legal reserve	(141,396)	(127,444)
Dividends on common stocks paid	(723,230)	(773,839)
Dividends on preferred stocks paid	(24,475)	(29,999)
Regulatory reserve for loan losses	(2,972)	(3,564)
Appropriation of retained earnings	(892,073)	(934,846)
Unappropriated retained earnings to be carried over to subsequent year	₩ 5,461,771	₩ 5,355,358	₩ 5,251,413
Date of appropriation	Mar. 24, 2022	Mar. 25, 2021